NET LOSS PER COMMON SHARE (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	92,699,621	51,553,779
Stock options
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	32,900,000	35,298,000
Stock Warrants
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	26,244,621	16,255,779
Convertible preferred stock
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	33,555,000